SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2019	December 31, 2018
Long-term debt:
NOK900 million senior unsecured floating rate bonds due 2019	—	77,722
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
NOK500 million senior unsecured floating rate bonds due 2020	58,582	57,829
4.875% senior unsecured convertible bonds due 2023	148,300	151,700
NOK600 million senior unsecured floating rate bonds due 2023	70,298	69,395
NOK700 million senior unsecured floating rate bonds due 2024	82,014	—
Total Fixed Rate and Foreign Debt	571,424	568,876
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	913,207	891,471
Total debt principal	1,484,631	1,460,347
Less: Unamortized debt issuance costs	(21,939)	(23,267)
Less: Current portion of long-term debt	(188,029)	(267,149)
Total long-term debt	1,274,663	1,169,931

(in thousands of $)
		Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at	December 31, 2018	568,876	891,471	1,460,347
Drawdowns		79,862	137,476	217,338
Repayments and redemptions		(81,021)	(115,740)	(196,761)
Effects of foreign exchange		3,707	—	3,707
Balance at	June 30, 2019	571,424	913,207	1,484,631

The outstanding debt as of June 30, 2019 is repayable as follows:

(in thousands of $)
Year ending December 31,

2019 (remaining six months)	76,104
2020	198,565
2021	513,236
2022	255,185
2023	280,353
Thereafter	161,188
Total debt principal	1,484,631

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.19% per annum at June 30, 2019 (December 31, 2018: 4.22%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2019, the six month US Dollar London Interbank Offered Rate, or LIBOR, was 2.37% (December 31, 2018: 2.81%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.52% (December 31, 2018: 1.27%).

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bore quarterly interest at NIBOR plus a margin and were redeemable in full on March 19, 2019.

Since their issue, the Company purchased bonds with principal amounts totaling NOK228 million, net and the remaining outstanding amount of NOK672 million was fully redeemed in March 2019. Thus, there was no principal amount outstanding as at June 30, 2019 in respect of this bond (December 31, 2018: NOK672 million, equivalent to 77.7 million).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond loan totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into SFL Corporation Ltd common shares and mature on May 1, 2023. The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 60.3956 common shares per $1,000 bond, equivalent to a conversion price of approximately $16.56 per share. Based on the closing price of our common stock of 12.51 on June 30, 2019, the if-converted value was less than the principal amounts by $36.3 million. In January 2019, the Company purchased bonds with principal amounts totaling $3.4 million (2018: $12.3 million). A gain of $0.3 million was recorded on the transaction in the six months ended June 30, 2019 (six months ended June 30, 2018: $0; year ended December 31, 2018: $0.4 million). The net amount outstanding at June 30, 2019 was $148.3 million (December 31, 2018: $151.7 million).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As at June 30, 2019, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issue date and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.3 million in the six months ended June 30, 2019 (six months ended June 30, 2018: $0.3 million; year ended December 31, 2018: $1.0 million). As a result of the purchase of bonds with principal amounts totaling $3.4 million (December 31, 2018: $12.3 million), a total of $0.2 million (December 31, 2018: $0.6 million) was allocated as the reacquisition of the equity component.
$101.4 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, which was secured against six offshore supply vessels, one of which had been sold prior to December 31, 2018. The facility bore interest at LIBOR plus a margin and had a term of five years, maturing in January 2023. The net amount outstanding at December 31, 2018 was $44.1 million. In June 2019, the Company repurchased $11.0 million of the facility for $9.4 million and recognized a gain on debt extinguishment of $1.7 million. Following the repurchase, the remaining outstanding balance of $33.1 million was refinanced with a new $33.1 million term loan facility in June 2019.

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding at June 30, 2019, was $33.1 million.

NOK700 million senior unsecured bonds due 2024
In June 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. The net amount outstanding at June 30, 2019 was NOK700 million, equivalent to $82.0 million.

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2019, was $24.2 million.

$29.5 million term loan facility
In March 2019, two wholly-owned subsidiaries of the Company entered into a $29.5 million term loan facility with a bank, secured against two car carriers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2019, was $29.0 million.

$50 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $50 million senior secured term loan facility with a bank, secured against three tankers chartered to Frontline Shipping. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding at June 30, 2019, was $50 million.

The aggregate book value of assets pledged as security against borrowings at June 30, 2019, was $1,650 million (December 31, 2018: $1,527 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2019, the Company is in compliance with all of the covenants under its long-term debt facilities.